JOHCM CREDIT INCOME FUND

A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated November 23, 2020

to the Prospectus and Statement of Additional Information

dated July 18, 2020

Effective November 23, 2020, Adam Gittes replaced Lale Topcuoglu as a portfolio manager of the JOHCM Credit Income Fund (the “Fund”). The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the Fund.

The table identifying the JOHCM Credit Income Fund’s portfolio managers on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Giorgio Caputo Senior Fund Manager Length of Service: Since July 18, 2020	Adam Gittes Senior Fund Manager Length of Service: Since November 23, 2020

The biographical information of the Fund’s portfolio managers on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Giorgio Caputo

Senior Fund Manager

JOHCM Credit Income Fund

Giorgio Caputo joined JOHCM USA in August 2017. Giorgio is a Senior Fund Manager and Head of JOHCM’s Multi-Asset Team. Prior to joining JOHCM USA, Giorgio spent seven years as a Portfolio Manager and Investment Analyst at First Eagle Investment Management (“First Eagle”), where he co-managed the First Eagle Global Income Builder Fund. Prior to First Eagle, Giorgio was a Managing Director and Industry Generalist Investment Analyst at JANA Partners LLC, a value and event-driven hedge fund, and an Investment Banking Associate at Credit Suisse First Boston. Before graduate school, he was a Quantitative Analyst and the Interest Rate Trader for the Equity Derivatives Group at Lehman Brothers. He has a BS in Operations Research, with minors in German Literature, Italian Literature, and Applied and Computational Mathematics, from Princeton University, as well as an MBA in Finance with Honours from Columbia Business School. Giorgio speaks fluent German and Italian.

Adam Gittes

Senior Fund Manager

JOHCM Credit Income Fund

Adam is a Senior Fund Manager and Head of Credit for JOHCM’s Multi Asset Value team. He was most recently employed as a Senior Investment Professional at Piney Lake Capital, a hedge fund, where he focused on private credit and special situations credit investing. Prior to Piney Lake, Adam was a Portfolio Manager at TOMS Capital, a multi-billion dollar single family office, focusing on special situation investments in both debt and equity markets. Before TOMS Capital, he was a Vice President at BlackRock Kelso Capital. While there, he worked on the formation of the firm’s liquid credit business. Prior to BlackRock Kelso Capital, Adam was a senior analyst at RockView, a credit and event driven hedge fund. While at RockView he researched and initiated investments across the capital structure while focusing on fundamental value in unfollowed, misunderstood, and complicated securities. Adam began his career in 2001 in the Mergers and Acquisitions group at Credit Suisse First Boston.

The tables related to the JOHCM Credit Income Fund’s portfolio managers in the Other Portfolio Manager Information on page 24 of the SAI are deleted in their entirety and replaced with the following:

The following tables indicate the number of accounts and assets under management (in millions) for each type of account as of September 30, 2020 for Mr. Caputo and as of November 23, 2020 for Mr. Gittes.

Giorgio Caputo, Senior Fund Manager, JOHCM Credit Income Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$87.9	$0
Other Pooled Investment Vehicles	1	0	$140.6	$0
Other Accounts	0	0	$0	$0
Total	3	0	$228.6	$0

Adam Gittes, Senior Fund Manager, JOHCM Credit Income Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$87.9	$0
Other Pooled Investment Vehicles	1	0	$140.6	$0
Other Accounts	0	0	$0	$0
Total	3	0	$228.6	$0

This Supplement and the Prospectus should be retained for future reference.